Basic and diluted Net Income (Loss) Per Share - Schedule of Computation of Diluted Net Income Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Total common stock equivalents	71,204,685	49,779,627	54,592,335	15,290,486
Warrant [Member]
Total common stock equivalents	38,800,294	28,405,782	28,435,782
Stock Option [Member]
Total common stock equivalents	32,404,391	21,373,845	26,156,553	15,290,486